December 22, 2020

Securities and Exchange Commission

450 5 Street, N.W.

Washington, DC 20549

Re: Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 for The Guardian Separate Account R of The Guardian Insurance & Annuity Company, Inc. under Securities Act of 1933 and Amendment No. 11 under the Investment Company Act of 1940.

(File Nos. 333-179997 and 811-21438)

Dear Sir or Madam:

On behalf of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) and its separate account, The Guardian Separate Account R (the “Account”), transmitted herewith for filing is the Account’s Post-Effective Amendment No. 10 (the “Amendment”) to the Registration Statement on Form N-4 under the Securities Act of 1933 (“1933 Act”) and Amendment No. 11 under the Investment Company Act of 1940.

This Amendment is being filed pursuant to paragraph (a) of Rule 485 under the 1933 Act. The primary purpose of this Amendment is to update the registration statement to conform to the amendments to Form N-4, which require various format and disclosure changes, as adopted by the Securities and Exchange Commission (the “SEC”) on March 11, 2020. After this Amendment (or a subsequently filed post-effective amendment) becomes effective, GIAC intends to rely on Rule 498A under the 1933 Act to use an update summary prospectus with respect to the registration statement. The product associated with this registration statement is no longer offered for sale and therefore this registration statement does not include an initial summary prospectus. The product associated with this registration statement includes enhanced death benefits and optional benefit riders, variable and fixed investment allocation options, and fixed and variable annuity options.

At a future date, GIAC intends to submit a formal request to the SEC pursuant to Rule 485(b)(1)(vii) under the 1933 Act to use this Amendment (or a subsequently filed post-effective amendment incorporating Staff changes) as the “Template” for making the substantially identical format and type of disclosure changes to certain other variable annuity contract registration statements (“Replicate Filings”). These so-called Replicate Filings would include:

B Series – Registration Nos. 333-153840 & 811-21438

L Series – Registration Nos. 333-153839 & 811-21438

Retirement Asset Manager – Registration Nos. 333-21975 & 811-08057

Individual Investor -- Registration No. 33-31755 & 811-05880

ProFreedom B – Registration Nos. 333-187762 & 811-21438

ProFreedom C – Registration Nos. 333-193627 & 811-21438

Like this Amendment, the Replicate Filings listed above are no longer being actively sold or will no longer actively be sold as of May 1, 2021 and will not require an initial summary prospectus. Each of the Replicate Filings also include enhanced death benefits and optional benefit riders, variable and fixed investment allocation options, and fixed and/or variable annuity options.

GIAC expects to represent in its formal Rule 485(b)(1)(vii) request the following:

1.

That the disclosure changes in the Template filing have been made to comply with the amendments to Form n-4 and are substantially identical to the disclosure changes that will be made in the Replicate Filings.

2.	That the Replicate Filings will incorporate changes made to the disclosure included in the Template filing to resolve any Staff comments thereon.
3.	That the Replicate Filings will not include any other changes that would otherwise render them ineligible for filing under Rule 485(b).

As counsel to the Account, I represent that the Amendment is being filed solely for the reasons described above. Please call the undersigned at (212) 598-8714 with any comments or questions concerning this filing.

Very truly yours,

/s/ Patrick D. Ivkovich
Patrick D. Ivkovich
Senior Counsel
12/22/2020
8:32:21 AM

The Guardian Life Insurance Company of America

10 Hudson Yards

New York, NY 10001

Phone: 212-598-8714

E-mail: Patrick_Ivkovich@glic.com